Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents
CASH AND CASH EQUIVALENTS

The following table reconciles TransGlobe's cash and cash equivalents:

($000s)	December 31, 2018	December 31, 2017
Cash	$33,893	$46,051
Cash equivalents	17,812	1,398
Cash and cash equivalents	$51,705	$47,449

As at December 31, 2018 the Company's cash equivalents balance consisted of short-term deposits with an original term to maturity at purchase of three months or less. All of the Company's cash and cash equivalents are on deposit with high credit-quality financial institutions.